LEASES (Tables)	6 Months Ended
Jun. 30, 2025
Leases [Abstract]
SCHEDULE OF OPERATING LEASE LIABILITIES

As of June 30, 2025 and December 31, 2024, lease liabilities consist of the following:

	As of
	June 30, 2025	December 31, 2024
Lease liabilities – current portion	$61,719	$54,017
Lease liabilities – non-current portion	198,907	204,950
Total	$260,626	$258,967

SCHEDULE OF OTHER LEASE INFORMATION

Other lease information is as follows:

	June 30, 2025	December 31, 2024

Weighted-average remaining lease term – operating leases	4 years	4.5 years
Weighted-average discount rate – operating leases	3.625%	3.625%

SCHEDULE OF FUTURE MINIMUM PAYMENTS UNDER OPERATING LEASES

The following is a schedule of future minimum payments under operating leases as of June 30:

For the year ending June 30,
2025 (six months)	$35,005
2026	70,011
2027	70,011
2028	70,011
2029	35,005
Total lease payments	280,043
Less: imputed interest	(19,417)
Total operating lease liabilities, net of interest	$260,626